Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity-Based Compensation
Equity-Based Compensation

10.Equity-Based Compensation

Unit options are granted at an exercise price equal to the fair market value of the Company’s common units at the date of grant.

The following table summarizes the activity relating to the Plan:

	Number of	Weighted Average
Unit Options	Units	Exercise Price
Outstanding at December 31, 2021	88,878	$0.63
Granted	1,201	1.65
Exercised	(2,928)	0.16
Forfeited	(92)	1.23
Expired	(59)	0.50
Outstanding at March 31, 2022	87,000	0.66
Exercisable at March 31, 2022	73,817	0.57

The total compensation expense recognized for common unit options vested during three months ended March 31, 2022 and 2021 was $1,021 and $3,122, respectively. This includes G&A expense of $444 and other expense of $577 for the three months ended March 31, 2022 and $1,659 of G&A expense and $1,463 in other expense for the three months ended March 31, 2021. The remaining unrecognized compensation expense related to nonvested awards as of March 31, 2022 was $9,194. The Company expects to recognize this compensation expense over the weighted average remaining recognition period of 2.44 years, subject to forfeitures that may occur during that period.

The Company measures the fair value of each unit option grant at the date of grant using a Black-Scholes option pricing model. The weighted-average grant date fair value of options granted during the three months ended March 31, 2022 was $1.09. The following assumptions were used in determining the fair value of options granted during the three months ended March 31:

	2022
Risk-free interest rate	1.44%
Expected dividend yield	NA
Expected option life	6.25	years
Expected price volatility	73.98%

Common Unit Appreciation Rights

In April 2013, the Company granted its Chief Executive Officer 1,000 common unit appreciation rights (“UARs”). The UARs vested one-third each year on the anniversary of the grant date. Upon exercise of a UAR, the holder will receive common units equal to the excess of the fair value of the common units over the strike price of $0.11 at the grant date multiplied by the number of rights exercised and divided by the fair value of the common unit upon exercise.

The Company measured the fair value of each UAR at the date of grant using a Black-Scholes option pricing model. The assumptions used in the Black Scholes model are the same as those utilized in determining the fair value of options to purchase common units outlined above. The weighted average fair value of UARs granted was $0.06.

In February 2022, the Board of Managers approved a $1,540 cash payment (included in other accrued liabilities on the Condensed Balance Sheet) in lieu of equity issuance related to the UARs, which triggered recognition of $1,490 of equity-based compensation expense.

9.	Equity-Based Compensation

Unit Option Plan

The NuScale Power, LLC 2011 Equity Incentive Plan (the “Plan”) was approved in 2011 by the Board of Managers and amended (the “Amendment”) at various times.

Unit options are granted at an exercise price equal to the fair value of the Company’s common units at the date of grant. Unit options granted generally become exercisable 25% after one year of service and on a monthly basis over three years of service thereafter. In February 2014, the Board of Managers approved amendments to the Company’s “Amended and Restated Equity Incentive Plan” and unit option agreements. The amendments generally allow terminated and retiring employees with over five years of service to the Company an extended period of time, up to the expiration of the option, during which to exercise their fully vested options when employment ceases.

The following table summarizes the activity relating to the Plan for the year ended December 31, 2021:

	Weighted Average
Unit Options	Number of Units	Exercise Price
Outstanding at December 31, 2020	74,824	$0.49
Granted	19,362	1.11
Exercised	(3,483)	0.21
Forfeited	(653)	0.99
Expired	(1,172)	0.45
Outstanding at December 31, 2021	88,878	0.63
Exercisable at December 31, 2021	75,506	0.55

The total fair value of options that vested during 2021 and 2020 was $6,291 and $3,673, respectively. These options had no intrinsic value. The weighted average remaining contractual term for all options outstanding at December 31, 2021 was 5.64 years and the remaining weighted average contractual term of options exercisable was 5.01 years.

The total compensation expense recognized for common unit options vested in 2021 and 2020 was $6,441 and $3,718, respectively. This includes G&A expense of $3,257 and other expense of $3,184 in 2021 and $3,718 of G&A expense in 2020. The remaining unrecognized compensation expense related to nonvested awards as of December 31,

2021 was $8,979. The Company expects to recognize this compensation expense over the weighted average remaining recognition period of 2.48 years, subject to forfeitures that may occur during that period.

The Company measures the fair value of each unit option grant at the date of grant using a Black-Scholes option pricing model. The following assumptions were used in determining the fair value of options granted:

	2021	2020
Risk-free interest rate	0.62% – 1.31%	0.37% – 0.59%
Expected dividend yield	NA	NA
Expected option life	6.25 years	6.25 years
Expected price volatility	64.60% – 73.98%	64.6% – 69.21%

The Company estimates the expected term of options granted based on historical experience and expectations. The Company uses the treasury yield curve rates for the risk-free interest rate in the option valuation model with maturities similar to the expected term of the options. Volatility is determined by reference to the actual volatility of several publicly traded companies that are similar to the Company in its industry sector. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in the option valuation model. Forfeitures are recognized as they occur. All equity-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards. The weighted-average grant date fair value of options granted for the year ended December 31, 2021 and 2020 was $0.72 and $0.56, respectively.

Common Unit Appreciation Rights

In April 2013, the Company granted its Chief Executive Officer 1,000 common unit appreciation rights (“UARs”). The UARs vested one-third each year on the anniversary of the grant date. Upon exercise of a UAR, the holder will receive common units equal to the excess of the fair value of the common units over the strike price of $0.11 at the grant date multiplied by the number of rights exercised and divided by the fair value of the common unit upon exercise.

The Company measured the fair value of each UAR at the date of grant using a Black-Scholes option pricing model. The assumptions used in the Black Scholes model are the same as those utilized in determining the fair value of options to purchase common units outlined above. The weighted average fair value of UARs granted was $0.06.

In February 2022, the Board of Managers approved a $1,540 cash payment in lieu of equity issuance related to the UARs, which triggered recognition of $1,480 of equity-based compensation expense.